Exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and evaluation assets
Opening balance	$ 7,771	$ 18,354
Additions	23,220	11,413
Asset Retirement Cost	3,670
Transfer to property, plant and equipment		(22,071)
Cumulative translation adjustment	(975)	(75)
Closing balance	35,636	7,771
Restricted share units
Exploration and evaluation assets
Additions	$ 8,528	$ 1,653